Property, Plant And Equipment And Rental Equipment - Summary of Property Plant And Equipment And Rental Equipment (Detail) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 96,414	$ 102,636	$ 108,551
Depreciation charge		(1,900)	(2,000)	$ (1,600)
Ending Balance	93,509	96,414	102,636	108,551
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	199,992	198,544	197,576	183,028
Additions		5,154	9,874	46,322
Reclassification		(404)	(2,419)	(2,768)
Disposals		(2,502)	(3,196)	(22,092)
Currency translation effects		(800)	(3,291)	(6,914)
Ending Balance		199,992	198,544	197,576
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(103,578)	(95,908)	(89,025)	(94,322)
Depreciation charge		(10,407)	(11,503)	(10,779)
Disposals		2,417	3,126	13,189
Currency translation effects		320	1,494	2,887
Ending Balance		(103,578)	(95,908)	(89,025)
Rental equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	610,328	637,814	642,095
Ending Balance		610,328	637,814	642,095
Rental equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	839,734	881,684	917,204	798,999
Additions		52,187	123,879	217,068
Disposals		(82,304)	(119,251)	(51,811)
Currency translation effects		(11,833)	(40,148)	(47,052)
Ending Balance		839,734	881,684	917,204
Rental equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(229,406)	(243,870)	(275,109)	(260,510)
Depreciation charge		(55,466)	(51,360)	(52,916)
Impairment		(537)	(2,607)	(26,414)
Disposals		62,990	67,054	45,969
Currency translation effects		7,477	18,152	18,762
Ending Balance		(229,406)	(243,870)	(275,109)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	18,411	18,471	18,756
Ending Balance		18,411	18,471	18,756
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	18,411	18,471	18,756	23,034
Disposals				(3,531)
Currency translation effects		(60)	(285)	(747)
Ending Balance		18,411	18,471	18,756
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	63,934	67,845	65,868
Ending Balance		63,934	67,845	65,868
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	114,021	112,179	105,130	88,668
Additions			198	1,557
Reclassification		2,327	9,213	33,403
Disposals		(66)	(76)	(14,663)
Currency translation effects		(419)	(2,286)	(3,835)
Ending Balance		114,021	112,179	105,130
Buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(50,087)	(44,334)	(39,262)	(45,216)
Depreciation charge		(5,956)	(5,945)	(5,039)
Disposals		66	71	9,441
Currency translation effects		137	802	1,552
Ending Balance		(50,087)	(44,334)	(39,262)
Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	11,001	12,270	13,623
Ending Balance		11,001	12,270	13,623
Equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	64,492	63,844	63,386	59,685
Additions		831	1,176	1,283
Reclassification		2,566	3,324	8,167
Disposals		(2,436)	(3,120)	(3,898)
Currency translation effects		(313)	(922)	(1,851)
Ending Balance		64,492	63,844	63,386
Equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(53,491)	(51,574)	(49,763)	(49,106)
Depreciation charge		(4,451)	(5,558)	(5,740)
Disposals		2,351	3,055	3,748
Currency translation effects		183	692	1,335
Ending Balance		(53,491)	(51,574)	(49,763)
Assets under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	3,068	4,050	10,304
Ending Balance		3,068	4,050	10,304
Assets under construction [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 3,068	4,050	10,304	11,641
Additions		4,323	8,500	43,482
Reclassification		(5,297)	(14,956)	(44,338)
Currency translation effects		(8)	202	(481)
Ending Balance		$ 3,068	$ 4,050	$ 10,304